DEFERRED INCOME TAXES - Schedule of Reconciliation of Effective Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Accrual for tax - current year	$ 800,000	$ 800,000	$ 800,000
Reconciliation of income tax	309,868	153,801	133,918
Unaccrued tax payments related to previous years	(614,263)	0	(61,815)
Differences, current year	(304,395)	153,801	72,103
Cumulative differences, prior year	489,179	0	(47,452)
Cumulative differences, current year	184,784	153,801	24,651
Valuation allowance	(184,784)	(153,801)	(24,651)
Total deferred income tax asset (liability)	$ 0	0	0
Ghana [Member]
Operating Loss Carryforwards [Line Items]
Corporate income tax rate	35.00%
Tax at federal rate	$ 1,109,868	$ 1,176,432	$ 933,918